BORROWINGS (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Book Value Of Land Held-For Use	$ 500,712	$ 515,026	$ 528,240
2015	325,092
2016	650,184
2017	650,184
2018	$ 812,376